Others - Provisions Matrix (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial instruments
Financial assets	$ 183,691	$ 180,567
Accounts receivable
Financial instruments
Financial assets	5,955	7,567
Cost | Accounts receivable
Financial instruments
Financial assets	6,131	7,748
Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (176)	$ (181)
Not past due | Minimum
Financial instruments
Expected credit loss rate	0.00%	0.00%
Not past due | Maximum
Financial instruments
Expected credit loss rate	0.02%	0.20%
Not past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 5,783	$ 7,124
Not past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (1)	$ (3)
Up to 30 days past due | Minimum
Financial instruments
Expected credit loss rate	4.04%	0.15%
Up to 30 days past due | Maximum
Financial instruments
Expected credit loss rate	6.63%	15.58%
Up to 30 days past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 69	$ 75
Up to 30 days past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (3)	$ (6)
31~90 days past due | Minimum
Financial instruments
Expected credit loss rate	12.74%	0.31%
31~90 days past due | Maximum
Financial instruments
Expected credit loss rate	20.36%	33.48%
31~90 days past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 65	$ 149
31~90 days past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (10)	$ (38)
91~180 days past due | Minimum
Financial instruments
Expected credit loss rate	18.79%	0.63%
91~180 days past due | Maximum
Financial instruments
Expected credit loss rate	95.36%	100.00%
91~180 days past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 89	$ 286
91~180 days past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (37)	$ (20)
Over 181 days past due
Financial instruments
Expected credit loss rate	100.00%	100.00%
Over 181 days past due | Cost | Accounts receivable
Financial instruments
Financial assets	$ 125	$ 114
Over 181 days past due | Loss allowance | Accounts receivable
Financial instruments
Financial assets	$ (125)	$ (114)